Selling Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Selling Expenses [Line Items]
Total	$ 18,533	$ 24,313	$ 26,948
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Selling Expenses [Line Items]
Selling Expense	1,412	1,719	1,551
Other	510	3	1,076
Total	1,922	1,722	2,627
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Selling Expenses [Line Items]
Copper concentrate freight	89,241	98,933	126,670
Commissions	4,935	5,588	6,048
Cathode freight	2,019	1,890	1,831
Other	1,485	3,072	2,459
Total	$ 97,680	$ 109,483	$ 137,008